Fair Value of Financial Instruments - Summary of Assets Measured at Fair Value on Recurring Basis (Details) - Level 1 $ in Thousands	Dec. 31, 2021 USD ($)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash equivalents	$ 40,224
Money Market Funds
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash equivalents	$ 40,224